SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 2,240,166	$ 921,993
Timing differences
Total gross deferred tax assets	2,240,166	921,993
Less: Deferred tax asset valuation allowance	(2,240,166)	(921,993)
Total net deferred taxes